Loans to Group Companies - Summary of Loans to Group Companies (Detail) - Aegon N.V [member] - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Loans to Subsidiaries Joint Ventures and Associates [Line items]
Beginning balance	€ 1,337	€ 2,487
Additions / (repayments)	110	(1,194)
Other changes	(56)	45
Ending balance	1,392	1,337
Current	788	957
Non-current	€ 604	€ 380